UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-788-7553

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asian Growth and Income Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 78.1%
CHINA/HONG KONG: 16.5%
CLP Holdings, Ltd.	12,521,700	$112,810,635
China Pacific Insurance Group Co., Ltd. H Shares	20,355,800	58,666,415
Hang Lung Properties, Ltd.	19,139,920	56,947,500
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	46,680,000	51,889,129
Television Broadcasts, Ltd.	8,897,000	48,532,294
China Mobile, Ltd. ADR	905,500	44,106,905
Vitasoy International Holdings, Ltd.†	51,771,000	33,017,458
VTech Holdings, Ltd.	3,505,300	32,525,023
China Communications Services Corp., Ltd. H Shares	65,238,000	29,849,958
Citic Telecom International Holdings, Ltd.†	132,231,000	25,610,676
Cafe’ de Coral Holdings, Ltd.	6,726,000	15,950,839
I-CABLE Communications, Ltd.(b)†	108,118,000	5,728,988
SinoCom Software Group, Ltd.†	64,940,000	4,375,615
Inspur International, Ltd.	80,830,000	2,009,644
Total China/Hong Kong		522,021,079

SINGAPORE: 13.1%
Singapore Technologies Engineering, Ltd.	54,104,125	115,171,379
Ascendas REIT	53,925,000	83,154,172
United Overseas Bank, Ltd.	3,861,000	49,647,743
Keppel Corp., Ltd.	8,415,900	49,353,009
Singapore Post, Ltd.	38,209,000	29,820,402
Cerebos Pacific, Ltd.	7,740,000	28,043,478
ARA Asset Management, Ltd.	28,381,100	25,461,377
Hong Leong Finance, Ltd.	11,126,000	18,966,602
SIA Engineering Co., Ltd.	5,400,000	15,610,959
Total Singapore		415,229,121

JAPAN: 10.8%
Hisamitsu Pharmaceutical Co., Inc.	2,483,600	119,334,405
Japan Real Estate Investment Corp., REIT	8,039	78,594,054
Hamamatsu Photonics, K.K.	1,664,700	67,097,776
Rohm Co., Ltd.	1,229,100	64,115,768
NTT DoCoMo, Inc.	6,000	10,932,296
Total Japan		340,074,299

MALAYSIA: 6.6%
AMMB Holdings BHD	40,175,100	72,386,067
PLUS Expressways BHD	44,171,359	59,584,225
Axiata Group BHD	30,634,423	43,815,017
Telekom Malaysia BHD	20,245,551	25,843,019
YTL Power International BHD	16,215,318	8,583,163
Total Malaysia		210,211,491

AUSTRALIA: 6.3%
Telstra Corp., Ltd.	34,977,088	104,169,472
David Jones, Ltd.	13,955,460	40,126,118
Macquarie Group, Ltd.	1,679,326	36,316,914
CSL, Ltd.	700,000	19,872,503
Total Australia		200,485,007

THAILAND: 6.1%
PTT Public Co., Ltd.	9,111,400	75,705,695
BEC World Public Co., Ltd.	30,807,800	36,205,486
Land & Houses Public Co., Ltd. NVDR	169,000,600	35,041,988
Glow Energy Public Co., Ltd.	21,887,400	33,159,942
Thai Reinsurance Public Co., Ltd. NVDR	45,763,735	9,746,874
Thai Reinsurance Public Co., Ltd.	10,080,665	2,147,005
Total Thailand		192,006,990

TAIWAN: 6.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	25,673,187	57,784,233
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,420,624	50,527,732
Chunghwa Telecom Co., Ltd. ADR	1,277,525	42,158,325
Taiwan Hon Chuan Enterprise Co., Ltd.	9,901,193	21,012,205
CyberLink Corp.†	5,990,128	11,071,875
Cathay Financial Holding Co., Ltd.	6,050,880	6,855,839
Total Taiwan		189,410,209

SOUTH KOREA: 3.9%
S1 Corp.	938,615	42,669,620
KT Corp. ADR	2,089,505	30,882,884
GS Home Shopping, Inc.	298,935	26,649,196
SK Telecom Co., Ltd. ADR	1,034,333	14,553,065
Daehan City Gas Co., Ltd.	368,640	8,495,630
Total South Korea		123,250,395

INDONESIA: 2.6%
PT Perusahaan Gas Negara	141,686,000	42,585,763
PT Telekomunikasi Indonesia ADR	1,153,600	38,149,552
Total Indonesia		80,735,315

UNITED KINGDOM: 2.5%
HSBC Holdings PLC ADR	2,050,333	77,994,667
Total United Kingdom		77,994,667

VIETNAM: 2.3%
Bao Viet Holdings	10,333,281	32,783,094
Vietnam Dairy Products JSC	3,861,690	23,000,441
Kinh Do Corp.	5,165,000	8,733,598
FPT Corp.	3,181,770	7,776,134
Total Vietnam		72,293,267

PHILIPPINES: 1.4%
Globe Telecom, Inc.	2,165,510	43,735,435
Total Philippines		43,735,435
TOTAL COMMON EQUITIES (Cost $2,408,536,444)		2,467,447,275

PREFERRED EQUITIES: 2.9%
SOUTH KOREA: 2.9%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	515,311	30,973,802
Hyundai Motor Co., Ltd., Pfd.	541,280	29,183,232
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760	17,365,591
LG Household & Health Care, Ltd., Pfd.	121,855	14,064,296
Total South Korea		91,586,921

TOTAL PREFERRED EQUITIES (Cost $48,826,622)		91,586,921

		Shares	Value
WARRANTS: 0.2%
INDIA: 0.2%
Housing Development Finance Corp., expires 08/23/12		3,875,750	$7,795,025
Total India			7,795,025

TOTAL WARRANTS (Cost $6,834,750)			7,795,025

		Face Amount
INTERNATIONAL BONDS: 17.3%
INDIA: 5.7%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14		$48,600,000	42,889,500
Housing Development Finance Corp. 0.000%, 08/24/12	INR	1,800,000,000	42,464,931
Larsen & Toubro, Ltd., Cnv. 3.500%, 10/22/14		35,700,000	36,146,250
Sintex Industries, Ltd., Cnv. 0.000%, 03/13/13		26,900,000	31,136,750
Financial Technologies India, Ltd., Cnv. 0.000%, 12/21/11		20,114,000	28,964,160
Total India			181,601,591

CHINA/HONG KONG: 5.6%
China Petroleum & Chemical Corp. (Sinopec), Cnv. 0.000%, 04/24/14	HKD	676,210,000	93,997,653
Power Regal Group, Ltd., Cnv. 2.250%, 06/02/14	HKD	234,020,000	32,830,836
Yue Yuen Industrial Holdings, Ltd., Cnv. 0.000%, 11/17/11	HKD	221,300,000	31,863,347
PB Issuer No. 2, Ltd., Cnv. 1.750%, 04/12/16		21,820,000	18,110,600
Total China/Hong Kong			176,802,436

SINGAPORE: 4.4%
CapitaLand, Ltd., Cnv. 3.125%, 03/05/18	SGD	67,000,000	50,971,022
Wilmar International, Ltd., Cnv. 0.000%, 12/18/12		36,500,000	43,800,000
Olam International, Ltd., Cnv. 6.000%, 10/15/16		24,300,000	27,155,250
CapitaLand, Ltd., Cnv. 2.875%, 09/03/16	SGD	22,000,000	15,664,424
Total Singapore			137,590,696

SOUTH KOREA: 0.9%
LG Uplus Corp., Cnv. 0.000%, 09/29/12		30,400,000	29,032,000
Total South Korea			29,032,000

MALAYSIA: 0.7%
Paka Capital, Ltd., Cnv. 0.000%, 03/12/13		22,300,000	21,781,525
Total Malaysia			21,781,525

TOTAL INTERNATIONAL BONDS (Cost $580,419,286)			546,808,248

TOTAL INVESTMENTS: 98.5% (Cost $3,044,617,102(c))			3,113,637,469

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%			46,159,975

NET ASSETS: 100.0%			$3,159,797,444

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $3,047,475,134 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$368,808,845
	Gross unrealized depreciation	(302,646,510)
	Net unrealized appreciation	$66,162,335

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
INR	Indian Rupee
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.6%
JAPAN: 26.8%
Japan Tobacco, Inc.	17,900	$83,728,303
ITOCHU Corp.	8,033,000	76,761,970
ORIX Corp.	785,140	61,623,639
Pigeon Corp.†	1,421,300	58,267,087
NTT DoCoMo, Inc.	29,250	53,294,941
Point, Inc.	1,048,080	52,977,283
Hisamitsu Pharmaceutical Co., Inc.	1,049,200	50,412,972
Lawson, Inc.	845,100	47,837,016
EPS Co., Ltd.†	14,592	33,151,923
Ship Healthcare Holdings, Inc.	1,285,300	31,732,120
Miraca Holdings, Inc.	618,200	27,172,202
Shinko Plantech Co., Ltd.†	2,555,600	23,906,343
Hokuto Corp.	972,500	22,641,770
Monex Group, Inc.	101,815	15,810,686
Total Japan		639,318,255

CHINA/HONG KONG: 24.7%
China Mobile, Ltd. ADR	1,563,300	76,148,343
Cheung Kong Infrastructure Holdings, Ltd.	12,768,000	74,384,921
Guangdong Investment, Ltd.	74,798,000	46,488,406
Television Broadcasts, Ltd.	8,515,000	46,448,520
Shenzhou International Group Holdings, Ltd.	38,832,000	41,931,464
Cafe’ de Coral Holdings, Ltd.	16,350,000	38,774,342
Li Ning Co., Ltd.	34,888,000	35,691,185
The Link REIT	10,420,000	32,920,991
China Fishery Group, Ltd.	35,225,000	29,602,655
Jiangsu Expressway Co., Ltd. H Shares	35,944,000	27,147,154
Sichuan Expressway Co., Ltd. H Shares†	65,612,000	26,609,654
Yuexiu Transport Infrastructure, Ltd.	70,960,000	25,101,537
Minth Group, Ltd.	26,421,000	23,922,978
Esprit Holdings, Ltd.	16,416,700	19,882,134
Kingboard Laminates Holdings, Ltd.	45,763,000	18,896,192
Yip’s Chemical Holdings, Ltd.	14,912,000	11,122,536
China Communications Services Corp., Ltd. H Shares	18,442,000	8,438,225
VTech Holdings, Ltd.	557,000	5,168,299
Total China/Hong Kong		588,679,536

TAIWAN: 8.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	45,777,607
Chunghwa Telecom Co., Ltd. ADR	1,285,701	42,428,133
Taiwan Hon Chuan Enterprise Co., Ltd.	12,151,948	25,788,732
TXC Corp.†	21,549,524	24,988,468
St. Shine Optical Co., Ltd.	1,611,000	19,664,886
HTC Corp.	802,620	17,623,035
Johnson Health Tech Co., Ltd.	7,299,100	13,266,545
Taiwan Semiconductor Manufacturing Co., Ltd.	5,346,469	12,033,629
CyberLink Corp.	4,313,513	7,972,898
Chunghwa Telecom Co., Ltd.	1,122,964	3,719,157
Total Taiwan		213,263,090

AUSTRALIA: 8.6%
Metcash, Ltd.	22,173,162	87,407,378
QBE Insurance Group, Ltd.	3,505,000	43,042,141
David Jones, Ltd.	14,187,739	40,793,989
Coca-Cola Amatil, Ltd.	2,994,730	34,307,088
Total Australia		205,550,596

SINGAPORE: 8.3%
Singapore Technologies Engineering, Ltd.	22,396,000	47,674,336
United Overseas Bank, Ltd.	3,275,000	42,112,499
CapitaRetail China Trust, REIT†	38,971,000	34,626,623
Ascendas India Trust†	46,280,000	27,156,229
Super Group, Ltd.	20,514,000	24,444,927
ARA Asset Management, Ltd.	25,405,600	22,791,984
Total Singapore		198,806,598

THAILAND: 6.5%
PTT Exploration & Production Public Co., Ltd.	10,385,000	46,345,684
Thai Beverage Public Co., Ltd.	229,819,000	44,603,407
Tisco Financial Group Public Co., Ltd.	28,100,000	32,272,100
Glow Energy Public Co., Ltd.	7,783,800	11,792,646
LPN Development Public Co., Ltd.	33,126,300	11,725,020
Land & Houses Public Co., Ltd. NVDR	31,918,300	6,618,205
Land & Houses Public Co., Ltd.	10,267,400	2,168,315
Total Thailand		155,525,377

SOUTH KOREA: 6.1%
KT&G Corp.	1,067,000	66,403,759
Woongjin Thinkbig Co., Ltd.†	2,079,870	28,260,620
MegaStudy Co., Ltd.	232,984	23,370,316
SK Telecom Co., Ltd. ADR	1,513,250	21,291,428
SK Telecom Co., Ltd.	54,414	6,871,901
Total South Korea		146,198,024

INDONESIA: 3.5%
PT Perusahaan Gas Negara	142,302,000	42,770,911
PT Telekomunikasi Indonesia ADR	717,634	23,732,156
PT Telekomunikasi Indonesia	11,036,500	9,412,768
PT Ramayana Lestari Sentosa	87,275,000	6,782,284
Total Indonesia		82,698,119

UNITED KINGDOM: 2.5%
HSBC Holdings PLC ADR	1,503,791	57,204,210
HSBC Holdings PLC	256,133	1,957,307
Total United Kingdom		59,161,517

PHILIPPINES: 1.4%
Globe Telecom, Inc.	1,703,820	34,410,975
Total Philippines		34,410,975

MALAYSIA: 0.3%
Top Glove Corp. BHD	4,891,400	6,238,405
Total Malaysia		6,238,405

TOTAL COMMON EQUITIES (Cost $2,484,806,214)		2,329,850,492

		Face Amount	Value
INTERNATIONAL BONDS: 0.2%
JAPAN: 0.2%
ORIX Corp., Cnv. 1.000%, 03/31/14	JPY	310,000,000	$4,368,456
Total Japan			4,368,456

TOTAL INTERNATIONAL BONDS (Cost $3,379,875)			4,368,456

TOTAL INVESTMENTS: 97.8% (Cost $2,488,186,089(b))			2,334,218,948

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%			51,543,889

NET ASSETS: 100.0%			$2,385,762,837

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $2,489,053,297 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$205,340,354
	Gross unrealized depreciation	(360,174,703)
	Net unrealized depreciation	$(154,834,349)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
JPY	Japanese Yen
NVDR	Non-voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.8%

CONSUMER DISCRETIONARY: 20.4%
Textiles, Apparel & Luxury Goods: 5.8%
Shenzhou International Group Holdings, Ltd.	1,055,000	$1,139,207
Li Ning Co., Ltd.	927,000	948,341
		2,087,548
Hotels, Restaurants & Leisure: 3.7%
Cafe’ de Coral Holdings, Ltd.	568,000	1,347,023
Media: 3.7%
Television Broadcasts, Ltd.	243,000	1,325,542
Auto Components: 3.3%
Minth Group, Ltd.	848,000	767,824
Xinyi Glass Holdings, Ltd.	1,012,000	421,088
		1,188,912
Leisure Equipment & Products: 2.7%
Johnson Health Tech Co., Ltd.	528,425	960,444
Specialty Retail: 1.2%
Esprit Holdings, Ltd.	370,000	448,104
Total Consumer Discretionary		7,357,573

FINANCIALS: 18.5%
Real Estate Investment Trusts: 8.5%
The Link REIT	547,500	1,729,774
CapitaRetail China Trust, REIT	1,480,000	1,315,014
		3,044,788
Commercial Banks: 6.0%
HSBC Holdings PLC ADR	32,500	1,236,300
Hang Seng Bank, Ltd.	78,600	920,776
		2,157,076
Real Estate Management & Development: 2.2%
Swire Pacific, Ltd. A Shares	53,000	544,569
Hang Lung Properties, Ltd.	86,000	255,878
		800,447
Capital Markets: 1.8%
Yuanta Financial Holding Co., Ltd.(b)	1,307,891	655,600
Total Financials		6,657,911

UTILITIES: 12.6%
Electric Utilities: 6.7%
Cheung Kong Infrastructure Holdings, Ltd.	338,000	1,969,150
CLP Holdings, Ltd.	51,500	463,974
		2,433,124
Water Utilities: 4.2%
Guangdong Investment, Ltd.	2,426,000	1,507,806
Gas Utilities: 1.7%
Hong Kong & China Gas Co., Ltd.	277,420	624,448
Total Utilities		4,565,378

TELECOMMUNICATION SERVICES: 10.6%
Wireless Telecommunication Services: 5.5%
China Mobile, Ltd. ADR	40,230	1,959,603
Diversified Telecommunication Services: 5.1%
Chunghwa Telecom Co., Ltd. ADR	56,004	1,848,132
Total Telecommunication Services		3,807,735

INFORMATION TECHNOLOGY: 10.5%
Electronic Equipment, Instruments & Components: 5.2%
TXC Corp.	775,199	898,908
Kingboard Laminates Holdings, Ltd.	1,654,500	683,167
Digital China Holdings, Ltd.	222,000	290,580
		1,872,655
Semiconductors & Semiconductor Equipment: 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	503,000	1,132,133
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,800	260,604
		1,392,737
Software: 1.4%
CyberLink Corp.	283,608	524,208
Total Information Technology		3,789,600

INDUSTRIALS: 7.4%
Transportation Infrastructure: 7.4%
Jiangsu Expressway Co., Ltd. H Shares	1,316,000	993,926
Sichuan Expressway Co., Ltd. H Shares	1,756,000	712,165
China Merchants Holdings International Co., Ltd.	232,000	622,042
Yuexiu Transport Infrastructure, Ltd.	982,000	347,375
Total Industrials		2,675,508

MATERIALS: 5.1%
Containers & Packaging: 3.1%
Taiwan Hon Chuan Enterprise Co., Ltd.	533,354	1,131,878
Chemicals: 2.0%
Yip’s Chemical Holdings, Ltd.	950,000	708,584
Total Materials		1,840,462

CONSUMER STAPLES: 5.0%
Food Products: 5.0%
Vitasoy International Holdings, Ltd.	1,486,000	947,711
China Fishery Group, Ltd.	1,025,000	861,397
Total Consumer Staples		1,809,108

ENERGY: 4.9%
Oil, Gas & Consumable Fuels: 4.9%
CNOOC, Ltd. ADR	4,550	729,365
China Shenhua Energy Co., Ltd. H Shares	133,000	521,500
China Petroleum & Chemical Corp. ADR	5,440	521,152
Total Energy		1,772,017

HEALTH CARE: 2.8%
Health Care Equipment & Supplies: 2.8%
St. Shine Optical Co., Ltd.	84,000	1,025,357
Total Health Care		1,025,357

TOTAL INVESTMENTS: 97.8% (Cost $40,254,325(c))		35,300,649

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%		776,648

NET ASSETS: 100.0%		$36,077,297

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $40,254,325 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$2,520,472
	Gross unrealized depreciation	(7,474,148)
	Net unrealized depreciation	$(4,953,676)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 93.4%
JAPAN: 37.3%
ORIX Corp.	140,180	$11,002,371
Softbank Corp.	326,400	9,550,484
Rakuten, Inc.	7,217	8,408,137
Pigeon Corp.	199,700	8,186,827
Nidec Corp.	98,400	7,924,819
Asahi Group Holdings, Ltd.	362,500	7,681,147
Mitsui & Co., Ltd.	516,300	7,478,747
Gree, Inc.	242,800	7,404,756
Fast Retailing Co., Ltd.	38,900	6,966,877
Rinnai Corp.	63,000	5,259,567
Sysmex Corp.	145,300	5,227,773
FamilyMart Co., Ltd.	133,300	5,091,078
FANUC Corp.	33,800	4,655,812
Benesse Holdings, Inc.	100,900	4,469,882
Keyence Corp.	14,930	4,085,657
Komatsu, Ltd.	188,900	4,072,696
Elpida Memory, Inc.(b)	646,000	4,040,488
Otsuka Holdings Co., Ltd.	134,300	3,679,314
NTT DoCoMo, Inc.	1,931	3,518,377
Mori Trust Sogo REIT, Inc.	347	3,197,299
Nintendo Co., Ltd.	19,100	2,806,509
Kenedix, Inc.(b)	20,444	2,451,849
The Japan Steel Works, Ltd.	391,000	2,332,294
Total Japan		129,492,760

CHINA/HONG KONG: 25.1%
Sinopharm Group Co., Ltd. H Shares	3,658,000	9,634,402
Ctrip.com International, Ltd. ADR(b)	188,000	6,046,080
Dairy Farm International Holdings, Ltd.	602,454	5,125,988
China Kanghui Holdings, Inc. ADR(b)	260,700	5,083,650
Tingyi (Cayman Islands) Holding Corp.	1,888,000	4,628,006
China Lodging Group, Ltd. ADR(b)	335,500	4,592,995
Spreadtrum Communications, Inc. ADR	247,200	4,437,240
Shangri-La Asia, Ltd.	2,270,666	4,341,366
EVA Precision Industrial Holdings, Ltd.	17,394,000	4,335,838
Dongfeng Motor Group Co., Ltd. H Shares	3,184,000	4,316,520
Kingdee International Software Group Co., Ltd.	10,725,600	4,007,769
Baoye Group Co., Ltd. H Shares	7,480,000	3,988,649
Hang Lung Group, Ltd.	782,000	3,984,524
Sands China, Ltd.(b)	1,532,400	3,585,321
Shenzhou International Group Holdings, Ltd.	3,308,000	3,572,036
Sany Heavy Equipment International Holdings Co., Ltd.	4,295,000	3,394,822
China Vanke Co., Ltd. B Shares	3,789,587	3,255,959
Hong Kong Exchanges and Clearing, Ltd.	189,000	2,741,603
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	2,016,000	2,240,970
PCD Stores Group, Ltd.	17,794,000	2,206,809
China Merchants Bank Co., Ltd. H Shares	1,160,950	1,756,166
Total China/Hong Kong		87,276,713

INDONESIA: 6.1%
PT Astra International	1,063,000	7,598,849
PT Indofood CBP Sukses Makmur	12,429,000	6,899,362
PT Bank Rakyat Indonesia Persero	10,420,500	6,823,022
Total Indonesia		21,321,233

THAILAND: 4.3%
Banpu Public Co., Ltd.	261,150	4,375,025
Siam Commercial Bank Public Co., Ltd.	1,264,400	4,276,758
Major Cineplex Group Public Co., Ltd.	8,772,900	3,505,050
SVI Public Co., Ltd.	21,160,000	2,459,567
SNC Former Public Co., Ltd.	458,800	280,157
Total Thailand		14,896,557

TAIWAN: 4.2%
St. Shine Optical Co., Ltd.	577,000	7,043,227
HTC Corp.	200,970	4,412,675
Richtek Technology Corp.	360,517	1,668,490
Yuanta Financial Holding Co., Ltd.(b)	2,676,180	1,341,475
Total Taiwan		14,465,867

AUSTRALIA: 3.6%
Oil Search, Ltd.	1,026,448	5,533,328
CSL, Ltd.	137,045	3,890,610
BHP Billiton, Ltd.	91,199	3,019,634
Total Australia		12,443,572

INDIA: 3.4%
HDFC Bank, Ltd.	456,660	4,319,881
Sun Pharmaceutical Industries, Ltd.	313,520	2,946,115
Jain Irrigation Systems, Ltd.	857,608	2,656,063
Sun TV Network, Ltd.	429,670	2,034,503
Total India		11,956,562

SINGAPORE: 2.6%
CapitaCommercial Trust, REIT	5,038,000	3,848,448
Goodpack, Ltd.	2,564,000	2,959,259
Keppel Land, Ltd.	1,074,000	2,097,792
Total Singapore		8,905,499

MALAYSIA: 2.1%
Parkson Holdings BHD	2,515,469	4,447,091
Supermax Corp. BHD	3,808,900	3,034,735
Total Malaysia		7,481,826

SOUTH KOREA: 1.5%
Kiwoom Securities Co., Ltd.	67,641	3,221,924
LG Electronics, Inc.	38,100	2,175,461
Total South Korea		5,397,385

VIETNAM: 1.5%
Vietnam Dairy Products JSC	611,660	3,643,081
Saigon Securities, Inc.	1,718,300	1,586,015
Total Vietnam		5,229,096

SRI LANKA: 1.0%
John Keells Holdings PLC	1,829,500	3,406,958
Total Sri Lanka		3,406,958

CAMBODIA: 0.7%
NagaCorp, Ltd.	10,674,000	2,277,666
Total Cambodia		2,277,666
TOTAL COMMON EQUITIES (Cost $285,951,915)		324,551,694

	Shares	Value
PREFERRED EQUITIES: 2.1%
SOUTH KOREA: 2.1%
Hyundai Motor Co., Ltd., Pfd.	134,398	$7,246,098
Total South Korea		7,246,098
TOTAL PREFERRED EQUITIES (Cost $3,057,066)		7,246,098

TOTAL INVESTMENTS: 95.5% (Cost $289,008,981(c))		331,797,792

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.5%		15,561,138

NET ASSETS: 100.0%		$347,358,930

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $289,009,806 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$74,625,494
	Gross unrealized depreciation	(31,837,508)
	Net unrealized appreciation	$42,787,986

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.5%
CHINA/HONG KONG: 28.4%
Dairy Farm International Holdings, Ltd.	12,022,146	$102,290,598
Hang Lung Group, Ltd.	18,314,000	93,315,314
China Mobile, Ltd. ADR	1,643,150	80,037,836
Tingyi (Cayman Islands) Holding Corp.	30,096,000	73,773,546
Lenovo Group, Ltd.	105,568,000	70,588,545
Ctrip.com International, Ltd. ADR(b)	2,190,350	70,441,656
Ping An Insurance Group Co. of China, Ltd. H Shares	12,304,500	68,798,256
Sinopharm Group Co., Ltd. H Shares	24,328,800	64,076,940
Hengan International Group Co., Ltd.	7,996,000	63,859,971
China Resources Enterprise, Ltd.	18,852,000	62,711,154
Shangri-La Asia, Ltd.	31,457,333	60,144,378
Swire Pacific, Ltd. A Shares	5,433,500	55,828,583
Digital China Holdings, Ltd.	41,267,000	54,015,214
Baidu, Inc. ADR(b)	497,700	53,209,107
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	53,156,644
New Oriental Education & Technology Group, Inc. ADR(b)	2,057,600	47,263,072
China Vanke Co., Ltd. B Shares	48,875,258	41,992,925
Tencent Holdings, Ltd.	2,011,900	41,731,050
Dongfeng Motor Group Co., Ltd. H Shares	30,440,000	41,267,238
China Resources Land, Ltd.	35,544,000	38,225,889
China Merchants Bank Co., Ltd. H Shares	22,182,350	33,555,175
Li & Fung, Ltd.	16,052,000	26,784,079
Total China/Hong Kong		1,297,067,170

SOUTH KOREA: 18.5%
Hyundai Mobis	446,000	126,323,447
Dongbu Insurance Co., Ltd.	2,876,690	124,024,420
Green Cross Corp.†	684,049	97,404,628
Cheil Worldwide, Inc.†	5,916,350	92,692,114
Samsung Electronics Co., Ltd.	119,904	83,723,741
Amorepacific Corp.	67,652	67,330,187
POSCO	195,584	60,272,001
Yuhan Corp.†	584,138	53,080,380
NHN Corp.(b)	239,802	45,686,266
MegaStudy Co., Ltd.†	396,412	39,763,562
Himart Co., Ltd.(b)	395,939	28,635,459
LS Corp.	390,107	24,044,899
Total South Korea		842,981,104

INDIA: 15.3%
ITC, Ltd.	20,585,000	82,923,313
HDFC Bank, Ltd.	8,635,920	81,693,490
Kotak Mahindra Bank, Ltd.	7,592,491	70,865,021
Housing Development Finance Corp.	5,410,685	70,438,896
Sun Pharmaceutical Industries, Ltd.	7,476,815	70,258,846
Tata Power Co., Ltd.	31,550,140	64,124,254
Titan Industries, Ltd.	13,593,760	57,727,307
Infosys, Ltd.	848,401	43,597,858
Container Corp. of India, Ltd.	2,192,865	43,107,145
Dabur India, Ltd.	20,061,776	41,963,070
Larsen & Toubro, Ltd.	1,094,599	30,167,265
Sun TV Network, Ltd.	4,752,590	22,503,688
Infosys, Ltd. ADR	219,611	11,215,534
HDFC Bank, Ltd. ADR	319,500	9,313,425
Total India		699,899,112

INDONESIA: 9.5%
PT Astra International	14,665,230	104,834,306
PT Bank Central Asia	115,688,500	100,269,878
PT Perusahaan Gas Negara	277,146,500	83,300,363
PT Telekomunikasi Indonesia	80,460,500	68,622,841
PT Indofood CBP Sukses Makmur	114,263,000	63,427,615
PT Telekomunikasi Indonesia ADR	375,700	12,424,399
Total Indonesia		432,879,402

TAIWAN: 8.1%
President Chain Store Corp.	19,439,608	109,481,307
Synnex Technology International Corp.	42,147,354	91,007,100
Yuanta Financial Holding Co., Ltd.(b)	133,911,782	67,125,272
Delta Electronics, Inc.	23,946,000	56,091,161
Taiwan Semiconductor Manufacturing Co., Ltd.	20,423,513	45,968,466
Total Taiwan		369,673,306

THAILAND: 6.9%
Bank of Ayudhya Public Co., Ltd.	163,168,600	104,125,828
Central Pattana Public Co., Ltd.	81,096,100	88,861,999
PTT Exploration & Production Public Co., Ltd.	16,225,000	72,408,158
Land & Houses Public Co., Ltd.	184,186,600	38,897,342
Land & Houses Public Co., Ltd. NVDR	41,810,900	8,669,419
Total Thailand		312,962,746

MALAYSIA: 5.2%
Genting BHD	41,440,500	117,200,419
Public Bank BHD	22,511,386	85,690,400
Top Glove Corp. BHD	25,175,960	32,108,974
Total Malaysia		234,999,793

PHILIPPINES: 2.3%
SM Prime Holdings, Inc.	373,559,417	103,781,974
Total Philippines		103,781,974

SINGAPORE: 1.4%
Keppel Land, Ltd.	17,737,000	34,644,827
Hyflux, Ltd.	26,985,280	30,453,484
Total Singapore		65,098,311

VIETNAM: 0.9%
Vietnam Dairy Products JSC	7,133,340	42,486,571
Total Vietnam		42,486,571

TOTAL INVESTMENTS: 96.5% (Cost $3,692,235,438(c))		4,401,829,489

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.5%		161,818,020

NET ASSETS: 100.0%		$4,563,647,509

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $3,693,498,040 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$1,089,309,556
	Gross unrealized depreciation	(380,978,107)
	Net unrealized appreciation	$708,331,449

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: 99.4%

CONSUMER DISCRETIONARY: 24.2%
Hotels, Restaurants & Leisure: 8.6%
Cafe’ de Coral Holdings, Ltd.	17,914,100	$42,483,635
Ctrip.com International, Ltd. ADR(b)	1,197,900	38,524,464
Sands China, Ltd.(b)	15,692,000	36,714,210
Shangri-La Asia, Ltd.	16,741,400	32,008,469
Home Inns & Hotels Management, Inc. ADR(b)	768,400	19,801,668
		169,532,446
Multiline Retail: 3.8%
Golden Eagle Retail Group, Ltd.	21,874,000	44,586,349
Parkson Retail Group, Ltd.	24,609,000	29,748,648
		74,334,997
Specialty Retail: 2.4%
Belle International Holdings, Ltd.	27,348,000	47,147,771

Textiles, Apparel & Luxury Goods: 2.2%
Ports Design, Ltd.	14,983,500	22,890,718
Li Ning Co., Ltd.	12,019,000	12,295,699
Glorious Sun Enterprises, Ltd.	23,344,000	7,472,478
		42,658,895
Distributors: 2.1%
Li & Fung, Ltd.	24,658,400	41,144,564

Diversified Consumer Services: 2.1%
New Oriental Education & Technology Group, Inc. ADR(b)	1,780,400	40,895,788

Automobiles: 2.0%
Dongfeng Motor Group Co., Ltd. H Shares	29,132,000	39,493,994

Media: 1.0%
Television Broadcasts, Ltd.	3,721,000	20,297,703
Total Consumer Discretionary		475,506,158

FINANCIALS: 16.2%
Real Estate Management & Development: 6.1%
Hang Lung Group, Ltd.	7,240,000	36,889,968
Swire Pacific, Ltd. A Shares	2,975,000	30,567,780
China Vanke Co., Ltd. B Shares	34,264,750	29,439,784
China Resources Land, Ltd.	21,384,000	22,997,480
		119,895,012
Commercial Banks: 5.0%
BOC Hong Kong Holdings, Ltd.	14,663,000	31,002,228
China Merchants Bank Co., Ltd. H Shares	19,759,114	29,889,553
China Construction Bank Corp. H Shares	46,621,660	28,198,453
Agricultural Bank of China, Ltd. H Shares	28,858,000	9,422,652
		98,512,886
Insurance: 3.5%
Ping An Insurance Group Co. of China, Ltd. H Shares	5,963,500	33,343,768
China Life Insurance Co., Ltd. H Shares	12,671,000	29,972,058
China Life Insurance Co., Ltd. ADR	181,300	6,437,963
		69,753,789
Diversified Financial Services: 1.6%
Hong Kong Exchanges and Clearing, Ltd.	2,183,700	31,676,399
Total Financials		319,838,086

INFORMATION TECHNOLOGY: 14.2%
Internet Software & Services: 4.3%
Tencent Holdings, Ltd.	1,661,100	34,454,718
Sina Corp.(b)	356,600	25,536,126
NetEase.com, Inc. ADR(b)	630,000	24,040,800
		84,031,644
Computers & Peripherals: 3.3%
Lenovo Group, Ltd.	75,820,000	50,697,403
TPV Technology, Ltd.	45,168,000	13,184,318
		63,881,721
Communications Equipment: 2.3%
ZTE Corp. H Shares	16,224,704	45,951,044

Software: 2.2%
Kingdee International Software Group Co., Ltd.	117,728,800	43,990,999

Electronic Equipment, Instruments & Components: 2.1%
Digital China Holdings, Ltd.	32,093,000	42,007,179
Total Information Technology		279,862,587

CONSUMER STAPLES: 12.8%
Food & Staples Retailing: 4.1%
China Resources Enterprise, Ltd.	12,326,000	41,002,423
Lianhua Supermarket Holdings Co., Ltd. H Shares†	28,441,800	40,312,557
Sun Art Retail Group, Ltd.(b)	518,000	538,793
		81,853,773
Food Products: 3.7%
Tingyi (Cayman Islands) Holding Corp.	22,683,000	55,602,251
China Yurun Food Group, Ltd.	16,111,000	17,041,014
		72,643,265
Household & Personal Products: 2.5%
Hengan International Group Co., Ltd.	6,185,000	49,396,438

Beverages: 2.5%
Tsingtao Brewery Co., Ltd. H Shares	8,849,000	48,560,941
Total Consumer Staples		252,454,417

INDUSTRIALS: 8.7%
Machinery: 2.8%
China National Materials Co., Ltd. H Shares	53,092,000	19,088,529
CSR Corp., Ltd. H Shares	51,450,000	18,227,322
Sany Heavy Equipment International Holdings Co., Ltd.	21,742,500	17,185,546
		54,501,397
Transportation Infrastructure: 2.7%
China Merchants Holdings International Co., Ltd.	13,102,581	35,130,847
Yuexiu Transport Infrastructure, Ltd.	49,687,000	17,576,382
		52,707,229
Airlines: 1.5%
Air China, Ltd. H Shares	42,865,900	29,762,098

Industrial Conglomerates: 1.1%
NWS Holdings, Ltd.	16,525,914	21,866,316

Electrical Equipment: 0.6%
China High Speed Transmission Equipment Group Co., Ltd.	26,293,000	12,019,312
Total Industrials		170,856,352

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: (continued)
ENERGY: 7.7%
Oil, Gas & Consumable Fuels: 6.1%
China Shenhua Energy Co., Ltd. H Shares	11,732,000	$46,001,796
CNOOC, Ltd.	26,852,000	43,175,202
China Petroleum & Chemical Corp. (Sinopec) H Shares	32,904,000	31,644,091
		120,821,089
Energy Equipment & Services: 1.6%
China Oilfield Services, Ltd. H Shares	24,186,000	30,755,909
Total Energy		151,576,998

UTILITIES: 7.6%
Electric Utilities: 4.2%
Cheung Kong Infrastructure Holdings, Ltd.	14,105,500	82,177,045

Gas Utilities: 2.6%
Hong Kong & China Gas Co., Ltd.	22,838,218	51,406,807

Independent Power Producers & Energy Traders: 0.8%
China Longyuan Power Group Corp. H Shares	19,836,000	16,323,500
Total Utilities		149,907,352

TELECOMMUNICATION SERVICES: 5.4%
Wireless Telecommunication Services: 3.8%
China Mobile, Ltd.	5,227,083	51,096,308
China Mobile, Ltd. ADR	489,600	23,848,416
		74,944,724
Diversified Telecommunication Services: 1.6%
China Communications Services Corp., Ltd. H Shares	68,376,000	31,285,765
Total Telecommunication Services		106,230,489

HEALTH CARE: 2.6%
Health Care Providers & Services: 1.5%
Sinopharm Group Co., Ltd. H Shares	10,978,400	28,914,796

Health Care Equipment & Supplies: 1.1%
Mindray Medical International, Ltd. ADR	973,268	22,978,857
Total Health Care		51,893,653

TOTAL INVESTMENTS: 99.4% (Cost $1,862,109,155(c))		1,958,126,092

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		11,993,657

NET ASSETS: 100.0%		$1,970,119,749

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $1,864,591,272 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$394,922,803
	Gross unrealized depreciation	(301,387,983)
	Net unrealized appreciation	$93,534,820

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 93.6%

FINANCIALS: 23.2%
Commercial Banks: 13.5%
ICICI Bank, Ltd.	1,150,000	$20,285,516
Allahabad Bank	5,969,668	19,077,928
HDFC Bank, Ltd.	1,890,165	17,880,455
Corporation Bank	1,554,331	13,307,814
HDFC Bank, Ltd. ADR	416,635	12,144,910
Oriental Bank of Commerce	1,291,834	7,653,200
Axis Bank, Ltd.	358,532	7,410,180
ICICI Bank, Ltd. ADR	178,283	6,189,986
		103,949,989
Diversified Financial Services: 4.4%
Kotak Mahindra Bank, Ltd.	2,150,000	20,067,168
Infrastructure Development Finance Co., Ltd.	6,211,855	13,951,093
		34,018,261
Real Estate Management & Development: 2.2%
Ascendas India Trust	29,043,000	17,041,884

Thrifts & Mortgage Finance: 2.1%
Housing Development Finance Corp.	1,225,000	15,947,639

Consumer Finance: 1.0%
Shriram Transport Finance Co., Ltd.	642,977	7,987,180
Total Financials		178,944,953

INDUSTRIALS: 17.1%
Machinery: 6.9%
Ashok Leyland, Ltd.	38,022,554	20,153,173
Jain Irrigation Systems, Ltd.	4,075,635	12,622,482
AIA Engineering, Ltd.	1,607,091	10,218,715
Thermax, Ltd.	1,103,128	9,904,601
		52,898,971
Road & Rail: 3.0%
Container Corp. of India, Ltd.	1,175,386	23,105,633

Electrical Equipment: 2.5%
Crompton Greaves, Ltd.	6,187,500	19,155,666

Industrial Conglomerates: 2.3%
MAX India, Ltd.(b)	4,663,102	17,894,182

Transportation Infrastructure: 1.9%
Gujarat Pipavav Port, Ltd.(b)	11,050,000	14,653,873

Construction & Engineering: 0.5%
Larsen & Toubro, Ltd.	146,660	4,041,965
Total Industrials		131,750,290

INFORMATION TECHNOLOGY: 11.2%
IT Services: 5.5%
CMC, Ltd.	1,090,418	18,385,849
Infosys, Ltd. ADR	238,179	12,163,802
Infosys, Ltd.	225,281	11,576,801
		42,126,452
Internet Software & Services: 3.7%
Info Edge India, Ltd.	2,013,454	28,291,665

Software: 2.0%
Polaris Software Lab, Ltd.	4,400,318	11,846,261
Financial Technologies India, Ltd.	240,752	3,981,135
		15,827,396
Total Information Technology		86,245,513
CONSUMER STAPLES: 10.2%
Personal Products: 6.4%
Emami, Ltd.	3,152,712	27,288,637
Dabur India, Ltd.	10,604,430	22,181,208
		49,469,845
Tobacco: 3.8%
ITC, Ltd.	7,290,000	29,366,575
Total Consumer Staples		78,836,420

CONSUMER DISCRETIONARY: 9.9%
Auto Components: 4.6%
Exide Industries, Ltd.	13,291,491	34,977,955

Media: 4.3%
Jagran Prakashan, Ltd.	6,158,207	13,652,158
Sun TV Network, Ltd.	2,745,127	12,998,277
Dish TV India, Ltd.(b)	4,237,097	6,649,738
		33,300,173
Textiles, Apparel & Luxury Goods: 1.0%
Titan Industries, Ltd.	1,863,820	7,914,904
Total Consumer Discretionary		76,193,032

MATERIALS: 9.6%
Chemicals: 7.8%
Asian Paints, Ltd.	469,500	30,218,793
Castrol India, Ltd.	2,021,552	19,617,587
Grasim Industries, Ltd.	224,459	10,694,939
		60,531,319
Metals & Mining: 1.8%
NMDC, Ltd.	2,995,923	13,814,152
Total Materials		74,345,471

HEALTH CARE: 5.1%
Pharmaceuticals: 5.1%
Sun Pharmaceutical Industries, Ltd.	3,402,300	31,971,056
Cipla India, Ltd.	1,213,275	6,947,655
Total Health Care		38,918,711

UTILITIES: 4.9%
Gas Utilities: 3.4%
GAIL India, Ltd.	3,094,751	25,824,423

Electric Utilities: 1.5%
CESC, Ltd.	2,112,015	11,889,043
Total Utilities		37,713,466

ENERGY: 1.5%
Oil, Gas & Consumable Fuels: 1.5%
Reliance Industries, Ltd.	685,742	11,250,814
Total Energy		11,250,814

	Shares	Value
COMMON EQUITIES: (continued)
TELECOMMUNICATION SERVICES: 0.9%
Wireless Telecommunication Services: 0.9%
Bharti Airtel, Ltd.	879,382	$6,755,346
Total Telecommunication Services		6,755,346
TOTAL COMMON EQUITIES (Cost $673,274,886)		720,954,016

	Face Amount
INTERNATIONAL BONDS: 6.4%
MATERIALS: 2.9%
Metals & Mining: 2.9%
Welspun Corp., Ltd., Cnv. 4.500%, 10/17/14	$17,200,000	14,620,000
Sesa Goa, Ltd., Cnv. 5.000%, 10/31/14	8,500,000	7,522,500
Total Materials		22,142,500

TELECOMMUNICATION SERVICES: 2.0%
Wireless Telecommunication Services: 2.0%
Reliance Communications, Ltd., Cnv. 0.000%, 03/01/12	13,200,000	15,213,000
Total Telecommunication Services		15,213,000

UTILITIES: 1.1%
Electric Utilities: 1.1%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14	9,600,000	8,472,000
Total Utilities		8,472,000

INFORMATION TECHNOLOGY: 0.4%
Software: 0.4%
Financial Technologies India, Ltd., Cnv. 0.000%, 12/21/11	2,500,000	3,600,000
Total Information Technology		3,600,000
TOTAL INTERNATIONAL BONDS (Cost $59,482,077)		49,427,500

TOTAL INVESTMENTS: 100.0% (Cost $732,756,963(c))		770,381,516

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.0%		(159,447)

NET ASSETS: 100.0%		$770,222,069

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $733,499,742 and net unrealized appreciation consists of:

Gross unrealized appreciation	$125,781,894
Gross unrealized depreciation	(88,900,120)
Net unrealized appreciation	$36,881,774

ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments.

Matthews Japan Fund	September 30, 2011
Schedule of Investmentsa(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.3%

CONSUMER DISCRETIONARY: 24.4%
Automobiles: 5.6%
Nissan Motor Co., Ltd.	512,300	$4,532,850
Toyota Motor Corp.	109,000	3,736,431
		8,269,281
Specialty Retail: 5.1%
Fast Retailing Co., Ltd.	16,300	2,919,283
Asahi Co., Ltd.	106,100	2,546,153
Point, Inc.	40,140	2,028,956
		7,494,392
Household Durables: 5.0%
Rinnai Corp.	56,100	4,683,519
HAJIME CONSTRUCTION Co., Ltd.	102,200	2,744,430
		7,427,949
Internet & Catalog Retail: 3.1%
Rakuten, Inc.	3,987	4,645,038

Auto Components: 2.8%
Koito Manufacturing Co., Ltd.	131,000	2,072,447
Nifco, Inc.	78,800	2,029,947
		4,102,394
Media: 1.4%
COOKPAD, Inc.	87,000	2,103,971

Diversified Consumer Services: 1.4%
Benesse Holdings, Inc.	45,500	2,015,655
Total Consumer Discretionary		36,058,680

INFORMATION TECHNOLOGY: 18.5%
Electronic Equipment, Instruments & Components: 7.8%
Murata Manufacturing Co., Ltd.	55,000	2,986,184
Kyocera Corp.	35,200	2,943,273
Keyence Corp.	8,097	2,215,778
Hitachi, Ltd.	367,000	1,821,812
Hamamatsu Photonics, K.K.	40,100	1,616,280
		11,583,327
Internet Software & Services: 4.9%
Gree, Inc.	85,200	2,598,374
Kakaku.com, Inc.	58,600	2,405,416
Dena Co., Ltd.	52,600	2,203,492
		7,207,282
Semiconductors & Semiconductor Equipment: 2.2%
Elpida Memory, Inc.(b)	520,600	3,256,158

IT Services: 2.1%
GMO Payment Gateway, Inc.	654	3,054,987

Computers & Peripherals: 1.5%
Toshiba Corp.	544,000	2,219,221
Total Information Technology		27,320,975

INDUSTRIALS: 17.9%
Trading Companies & Distributors: 6.0%
ITOCHU Corp.	532,800	5,091,346
Marubeni Corp.	667,000	3,724,502
		8,815,848
Machinery: 5.7%
EVA Precision Industrial Holdings, Ltd.	7,104,000	1,770,829
Hoshizaki Electric Co., Ltd.	66,100	1,610,360
Ebara Corp.	404,000	1,598,438
Komatsu, Ltd.	56,300	1,213,832
Nabtesco Corp.	60,000	1,134,036
FANUC Corp.	7,800	1,074,418
		8,401,913
Commercial Services & Supplies: 2.7%
JP-Holdings, Inc.	267,800	2,487,407
Oyo Corp.	144,800	1,501,012
		3,988,419
Electrical Equipment: 2.5%
Nidec Corp.	46,500	3,744,960

Construction & Engineering: 1.0%
Toshiba Plant Systems & Services Corp.	154,000	1,526,476
Total Industrials		26,477,616

FINANCIALS: 10.7%
Diversified Financial Services: 4.5%
ORIX Corp.	47,990	3,766,613
Osaka Securities Exchange Co., Ltd.	621	2,846,023
		6,612,636
Insurance: 2.4%
Sony Financial Holdings, Inc.	151,700	2,316,111
Anicom Holdings, Inc.(b)	194,000	1,212,657
		3,528,768
Real Estate Investment Trusts: 2.2%
United Urban Investment Corp., REIT	1,747	1,829,301
Industrial & Infrastructure Fund Investment Corp., REIT	282	1,454,230
		3,283,531
Real Estate Management & Development: 1.0%
Kenedix, Inc.(b)	11,562	1,386,630

Commercial Banks: 0.6%
Mitsubishi UFJ Financial Group, Inc.	209,000	939,365
Total Financials		15,750,930

HEALTH CARE: 9.2%
Health Care Equipment & Supplies: 3.1%
Asahi Intecc Co., Ltd.	93,200	2,503,509
Sysmex Corp.	58,000	2,086,792
		4,590,301
Health Care Providers & Services: 3.1%
Ship Healthcare Holdings, Inc.	125,100	3,088,530
Message Co., Ltd.	418	1,450,554
		4,539,084
Pharmaceuticals: 3.0%
Eisai Co., Ltd.	66,100	2,667,038
Otsuka Holdings Co., Ltd.	64,300	1,761,578
		4,428,616
Total Health Care		13,558,001
CONSUMER STAPLES: 8.3%
Food & Staples Retailing: 3.4%
Circle K Sunkus Co., Ltd.	163,200	2,746,303

	Shares	Value
COMMON EQUITIES: (continued)
Daikokutenbussan Co., Ltd.	66,600	$2,285,304
		5,031,607
Household Products: 2.3%
Pigeon Corp.	83,000	3,402,637

Tobacco: 1.5%
Japan Tobacco, Inc.	483	2,259,261

Food Products: 1.1%
Hokuto Corp.	70,200	1,634,398
Total Consumer Staples		12,327,903

TELECOMMUNICATION SERVICES: 5.0%
Wireless Telecommunication Services: 5.0%
NTT DoCoMo, Inc.	1,911	3,481,936
KDDI Corp.	346	2,381,988
Softbank Corp.	51,900	1,518,597
Total Telecommunication Services		7,382,521

MATERIALS: 4.3%
Chemicals: 2.9%
Denki Kagaku Kogyo, K.K.	419,000	1,597,473
JSR Corp.	86,800	1,493,457
Kanto Denka Kogyo Co., Ltd.	266,000	1,296,487
		4,387,417
Metals & Mining: 1.4%
Hitachi Metals, Ltd.	177,000	2,038,195
Total Materials		6,425,612

TOTAL INVESTMENTS: 98.3% (Cost $138,239,193(c))		145,302,238

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.7%		2,542,497

NET ASSETS: 100.0%		$147,844,735

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $138,296,620 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$19,327,634
	Gross unrealized depreciation	(12,322,016)
	Net unrealized appreciation	$7,005,618

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Korea Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 95.8%

CONSUMER DISCRETIONARY: 28.0%
Automobiles: 6.9%
Kia Motors Corp.	106,663	$6,360,544
Hyundai Motor Co.	23,478	4,104,373
		10,464,917
Auto Components: 5.0%
Hyundai Mobis	16,724	4,736,846
Hankook Tire Co., Ltd.	73,580	2,476,512
Motonic Corp.	64,140	367,482
		7,580,840
Hotels, Restaurants & Leisure: 4.9%
Shinsegae Food Co., Ltd.	47,351	3,103,417
Modetour Network, Inc.	111,507	2,505,505
Grand Korea Leisure Co., Ltd.	101,110	1,764,899
		7,373,821
Multiline Retail: 3.4%
Hyundai Department Store Co., Ltd.	23,645	3,308,282
Shinsegae Co., Ltd.	4,063	938,553
Hyundai Greenfood Co., Ltd.	75,940	902,687
		5,149,522
Media: 3.2%
Cheil Worldwide, Inc.	180,720	2,831,360
CJ CGV Co., Ltd.	99,370	1,987,188
		4,818,548
Internet & Catalog Retail: 2.2%
Hyundai Home Shopping Network Corp.	27,944	3,241,994
Specialty Retail: 1.4%
Himart Co., Ltd.(b)	27,206	1,967,617
Shinsegae International Co., Ltd.(b)	1,855	192,106
		2,159,723
Household Durables: 1.0%
LG Electronics, Inc.	26,228	1,497,585
Total Consumer Discretionary		42,286,950

INFORMATION TECHNOLOGY: 21.0%
Semiconductors & Semiconductor Equipment: 12.7%
Samsung Electronics Co., Ltd.	27,563	19,246,042
Internet Software & Services: 4.7%
NHN Corp.(b)	19,327	3,682,115
Daum Communications Corp.	28,232	3,385,420
		7,067,535
Electronic Equipment, Instruments & Components: 2.0%
Samsung Electro-Mechanics Co., Ltd.	29,302	1,794,793
Uju Electronics Co., Ltd.	98,788	1,195,335
		2,990,128
Software: 1.6%
Neowiz Games Corp.(b)	45,940	2,529,482
Total Information Technology		31,833,187

FINANCIALS: 17.7%
Insurance: 7.1%
Dongbu Insurance Co., Ltd.	116,789	5,035,193
Samsung Fire & Marine Insurance Co., Ltd.	18,142	3,290,234
Hyundai Marine & Fire Insurance Co., Ltd.	100,420	2,462,009
		10,787,436
Commercial Banks: 6.4%
Shinhan Financial Group Co., Ltd.	124,454	4,339,291
KB Financial Group, Inc.	91,076	3,009,343
Hana Financial Group, Inc.	81,800	2,378,458
		9,727,092
Capital Markets: 3.3%
Kiwoom Securities Co., Ltd.	77,443	3,688,819
Samsung Securities Co., Ltd.	30,702	1,323,332
		5,012,151
Diversified Financial Services: 0.9%
NICE Information Service Co., Ltd.	62,489	1,305,749
Total Financials		26,832,428

CONSUMER STAPLES: 8.6%
Food Products: 2.7%
Orion Corp.	6,584	2,878,282
Binggrae Co., Ltd.	32,556	1,294,335
		4,172,617
Household Products: 2.6%
LG Household & Health Care, Ltd.	8,654	3,890,190
Personal Products: 2.0%
Amorepacific Corp.	3,041	3,026,534
Tobacco: 1.3%
KT&G Corp.	30,981	1,928,074
Total Consumer Staples		13,017,415

MATERIALS: 8.2%
Chemicals: 4.8%
LG Chem, Ltd.	13,557	3,593,475
OCI Materials Co., Ltd.	29,903	1,724,153
KPX Chemical Co., Ltd.	23,837	1,047,816
Hyosung Corp.	20,981	966,335
		7,331,779
Metals & Mining: 3.4%
POSCO ADR	55,200	4,195,752
Poongsan Corp.	43,260	911,733
		5,107,485
Total Materials		12,439,264
INDUSTRIALS: 7.9%
Construction & Engineering: 3.7%
Samsung Engineering Co., Ltd.	16,402	3,166,685
Hyundai Engineering & Construction Co., Ltd.	39,740	2,010,289
HanmiGlobal Co., Ltd.	73,990	431,439
		5,608,413
Industrial Conglomerates: 1.1%
Samsung Techwin Co., Ltd.	36,095	1,644,812
Commercial Services & Supplies: 1.1%
KEPCO Plant Service & Engineering Co., Ltd.	64,988	1,643,995
Building Products: 1.0%
KCC Corp.	8,464	1,581,284

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: (continued)
Electrical Equipment: 1.0%
LS Corp.	24,300	$1,497,771
Total Industrials		11,976,275

ENERGY: 1.7%
Oil, Gas & Consumable Fuels: 1.7%
SK Innovation Co., Ltd.	21,661	2,534,366
Total Energy		2,534,366

HEALTH CARE: 1.7%
Pharmaceuticals: 1.7%
Dong-A Pharmaceutical Co., Ltd.	23,682	1,789,801
Yuhan Corp.	7,945	721,959
Total Health Care		2,511,760

TELECOMMUNICATION SERVICES: 1.0%
Diversified Telecommunication Services: 1.0%
KT Corp.	48,404	1,458,142
Total Telecommunication Services		1,458,142

TOTAL COMMON EQUITIES (Cost $117,089,472)		144,889,787

PREFERRED EQUITIES: SOUTH KOREA: 4.1%
CONSUMER DISCRETIONARY: 2.7%
Automobiles: 2.7%
Hyundai Motor Co., Ltd., 2nd Pfd.	71,646	4,069,123
Total Consumer Discretionary		4,069,123

FINANCIALS: 1.4%
Insurance: 1.4%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	34,330	2,063,474
Total Financials		2,063,474
TOTAL PREFERRED EQUITIES (Cost $5,152,894)		6,132,597

TOTAL INVESTMENTS: 99.9% (Cost $122,242,366(c))		151,022,384

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		141,179

NET ASSETS: 100.0%		$151,163,563

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $122,697,200 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$41,520,504
	Gross unrealized depreciation	(13,195,320)
	Net unrealized appreciation	$28,325,184

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.6%
CHINA/HONG KONG: 28.8%
Towngas China Co., Ltd.	15,470,000	$7,736,486
Fook Woo Group Holdings, Ltd.(b)	29,446,000	6,693,492
Vinda International Holdings, Ltd.	6,551,000	6,530,295
Trinity, Ltd.	7,796,000	6,156,402
Yip’s Chemical Holdings, Ltd.	7,338,000	5,473,254
Comba Telecom Systems Holdings, Ltd.	7,408,511	5,389,378
Silver Base Group Holdings, Ltd.	4,853,000	4,290,070
Hengdeli Holdings, Ltd.	12,460,000	4,274,284
Dah Chong Hong Holdings, Ltd.	4,105,000	4,213,389
International Mining Machinery Holdings, Ltd.	3,938,000	3,930,949
Kingdee International Software Group Co., Ltd.	10,125,600	3,783,571
AAC Technologies Holdings, Inc.	1,748,000	3,748,334
Minth Group, Ltd.	3,886,000	3,518,591
KWG Property Holding, Ltd.	9,002,000	3,337,453
Xingda International Holdings, Ltd.	6,922,000	3,332,302
Lee’s Pharmaceutical Holdings, Ltd.	9,975,000	3,268,515
China Kanghui Holdings, Inc. ADR(b)	161,400	3,147,300
Dalian Port PDA Co., Ltd. H Shares	14,078,000	3,007,766
PCD Stores Group, Ltd.	23,802,900	2,952,032
Singamas Container Holdings, Ltd.	15,986,000	2,631,544
Xinyi Glass Holdings, Ltd.	5,878,000	2,445,805
Kosmopolito Hotels International, Ltd.	19,226,000	2,430,193
TAL Education Group ADR(b)	238,462	2,272,543
Wasion Group Holdings, Ltd.	5,652,000	1,632,652
E-Commerce China Dangdang, Inc. ADR(b)	316,200	1,562,028
Ming Fai International Holdings, Ltd.	8,463,000	838,672
Shenguan Holdings Group, Ltd.	652,000	331,045
Total China/Hong Kong		98,928,345

INDIA: 18.5%
Gujarat Pipavav Port, Ltd.(b)	5,198,136	6,893,468
GlaxoSmithKline Consumer Healthcare, Ltd.	135,457	6,545,636
CRISIL, Ltd.	369,120	6,313,167
Ipca Laboratories, Ltd.	1,106,851	5,791,387
Page Industries, Ltd.	105,710	5,468,536
Castrol India, Ltd.	539,267	5,233,166
Federal Bank, Ltd.	582,116	4,351,618
CMC, Ltd.	252,014	4,249,280
Exide Industries, Ltd.	1,529,862	4,025,992
Emami, Ltd.	421,686	3,649,948
Polaris Software Lab, Ltd.	1,309,864	3,526,334
AIA Engineering, Ltd.	545,397	3,467,916
Thermax, Ltd.	251,960	2,262,261
India Infoline, Ltd.	1,268,196	1,805,034
Total India		63,583,743

TAIWAN: 15.8%
St. Shine Optical Co., Ltd.	1,004,492	12,261,466
Pacific Hospital Supply Co., Ltd.	2,262,155	7,130,554
Simplo Technology Co., Ltd.	1,033,310	6,346,545
Wah Lee Industrial Corp.	4,785,000	5,915,981
Synnex Technology International Corp.	2,641,523	5,703,735
TXC Corp.	4,640,792	5,381,385
Chroma ATE, Inc.	2,548,081	5,221,162
Formosa International Hotels Corp.	372,717	5,076,412
WT Microelectronics Co., Ltd.	1,046,000	1,267,591
Total Taiwan		54,304,831

SOUTH KOREA: 13.3%
Dongbu Insurance Co., Ltd.	174,584	7,526,942
Cheil Worldwide, Inc.	459,455	7,198,333
POSCO Chemtech Co., Ltd.	37,067	5,978,029
Pyeong Hwa Automotive Co., Ltd.	427,232	5,841,929
Kiwoom Securities Co., Ltd.	91,576	4,362,013
KEPCO Plant Service & Engineering Co., Ltd.	172,267	4,357,822
Modetour Network, Inc.	188,906	4,244,621
OCI Materials Co., Ltd.	58,681	3,383,440
Korea Zinc Co., Ltd.	9,430	2,300,627
Shinsegae International Co., Ltd.(b)	4,280	443,241
Total South Korea		45,636,997

MALAYSIA: 7.4%
Alliance Financial Group BHD	6,012,300	6,162,230
Dialog Group BHD	8,861,138	6,160,702
KPJ Healthcare BHD	4,260,100	5,309,057
KFC Holdings Malaysia BHD	4,983,460	5,134,965
LPI Capital BHD	737,500	2,731,256
Total Malaysia		25,498,210

INDONESIA: 7.2%
PT Jasa Marga	14,219,000	6,364,524
PT AKR Corporindo	22,324,500	6,024,367
PT Nippon Indosari Corpindo	17,288,000	5,818,348
PT Bank Tabungan Pensiunan Nasional(b)	15,476,000	5,802,465
PT Sumber Alfaria Trijaya	1,888,000	789,210
Total Indonesia		24,798,914

THAILAND: 4.3%
Dynasty Ceramic Public Co., Ltd.	4,003,500	6,545,831
Tisco Financial Group Public Co., Ltd.	4,774,300	5,483,156
SNC Former Public Co., Ltd.	4,174,800	2,549,260
Total Thailand		14,578,247

SINGAPORE: 3.3%
CSE Global, Ltd.	6,262,000	3,908,567
Amtek Engineering, Ltd.(b)	7,435,000	3,631,178
Keppel Land, Ltd.	1,223,000	2,388,827
Petra Foods, Ltd.	1,119,000	1,497,247
Total Singapore		11,425,819

TOTAL INVESTMENTS: 98.6% (Cost $373,427,897(c))		338,755,106

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%		4,730,563

NET ASSETS: 100.0%		$343,485,669

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $373,466,429 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$35,680,324
	Gross unrealized depreciation	(70,391,647)
	Net unrealized depreciation	$(34,711,323)

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.7%

CONSUMER DISCRETIONARY: 26.9%
Hotels, Restaurants & Leisure: 6.5%
Ajisen China Holdings, Ltd.	83,000	$94,925
Home Inns & Hotels Management, Inc. ADR(b)	3,600	92,772
Gourmet Master Co., Ltd.	8,400	57,863
		245,560
Textiles, Apparel & Luxury Goods: 5.3%
Trinity, Ltd.	160,000	126,350
Anta Sports Products, Ltd.	63,000	72,795
		199,145
Distributors: 4.9%
Dah Chong Hong Holdings, Ltd.	119,000	122,142
Sparkle Roll Group, Ltd.	912,000	64,398
		186,540
Media: 3.8%
Television Broadcasts, Ltd.	26,000	141,828

Specialty Retail: 2.6%
Hengdeli Holdings, Ltd.	292,000	100,168

Diversified Consumer Services: 2.2%
TAL Education Group ADR(b)	8,600	81,958

Leisure Equipment & Products: 0.6%
Goodbaby International Holdings, Ltd.	98,000	23,107

Multiline Retail: 0.5%
PCD Stores Group, Ltd.	168,000	20,835

Internet & Catalog Retail: 0.5%
E-Commerce China Dangdang, Inc. ADR(b)	3,700	18,278
Total Consumer Discretionary		1,017,419

CONSUMER STAPLES: 19.1%
Food Products: 7.1%
Hsu Fu Chi International, Ltd.	25,000	79,819
China Fishery Group, Ltd.	80,000	67,231
Shenguan Holdings Group, Ltd.	126,000	63,975
Tenfu Cayman Holdings Co., Ltd.(b)	80,000	56,604
		267,629
Household Products: 6.3%
NVC Lighting Holdings, Ltd.	365,000	140,031
Vinda International Holdings, Ltd.	101,000	100,681
		240,712
Food & Staples Retailing: 5.7%
Wumart Stores, Inc. H Shares	62,000	122,531
Lianhua Supermarket Holdings Co., Ltd. H Shares	65,000	92,129
		214,660
Total Consumer Staples		723,001

INDUSTRIALS: 14.9%
Machinery: 7.7%
Sany Heavy Equipment International Holdings Co., Ltd.	160,000	126,466
Haitian International Holdings, Ltd.	139,000	108,058
EVA Precision Industrial Holdings, Ltd.	228,000	56,834
		291,358
Transportation Infrastructure: 3.1%
Dalian Port PDA Co., Ltd. H Shares	270,000	57,686
Yuexiu Transport Infrastructure, Ltd.	162,000	57,306
		114,992
Electrical Equipment: 1.7%
Hangzhou Steam Turbine Co., Ltd. B Shares	60,523	63,671

Industrial Conglomerates: 1.3%
Chongqing Machinery & Electric Co., Ltd. H Shares	332,000	48,222

Marine: 1.1%
SITC International Holdings Co., Ltd.	200,000	42,743
Total Industrials		560,986

INFORMATION TECHNOLOGY: 14.2%
Semiconductors & Semiconductor Equipment: 3.8%
Spreadtrum Communications, Inc. ADR	5,900	105,905
RDA Microelectronics, Inc. ADR(b)	4,400	37,180
		143,085
Electronic Equipment, Instruments & Components: 3.8%
Digital China Holdings, Ltd.	109,000	142,672

Software: 2.5%
Kingdee International Software Group Co., Ltd.	146,000	54,555
VanceInfo Technologies, Inc. ADR(b)	5,800	39,034
		93,589
Internet Software & Services: 2.2%
21Vianet Group, Inc. ADR(b)	8,300	82,336

Communications Equipment: 1.9%
Comba Telecom Systems Holdings, Ltd.	100,500	73,109
Total Information Technology		534,791

HEALTH CARE: 7.8%
Health Care Equipment & Supplies: 2.4%
China Kanghui Holdings, Inc. ADR(b)	4,700	91,650

Biotechnology: 2.4%
Sino Biopharmaceutical	312,000	88,183

Life Sciences Tools & Services: 2.3%
WuXi PharmaTech Cayman, Inc. ADR(b)	7,500	87,300

Pharmaceuticals: 0.7%
The United Laboratories International Holdings, Ltd.	36,000	27,299
Total Health Care		294,432

MATERIALS: 7.0%
Containers & Packaging: 4.2%
Taiwan Hon Chuan Enterprise Co., Ltd.	54,535	115,734
Greatview Aseptic Packaging Co., Ltd.(b)	148,000	43,470
		159,204
Chemicals: 2.0%
Yip’s Chemical Holdings, Ltd.	100,000	74,588

Metals & Mining: 0.8%
Sinoref Holdings, Ltd.	544,000	30,814
Total Materials		264,606

	Shares	Value
COMMON EQUITIES: (continued)
UTILITIES: 3.9%
Gas Utilities: 3.9%
Towngas China Co., Ltd.	292,000	$146,028
Total Utilities		146,028

FINANCIALS: 1.9%
Real Estate Management & Development: 1.9%
China Overseas Grand Oceans Group, Ltd.	118,500	73,177
Total Financials		73,177

TOTAL INVESTMENTS: 95.7% (Cost $5,115,741(c))		3,614,440

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.3%		161,066

NET ASSETS: 100.0%		$3,775,506

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $5,115,741 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$11,150
	Gross unrealized depreciation	(1,512,451)
	Net unrealized depreciation	$(1,501,301)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	September 30, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 99.2%
CHINA/HONG KONG: 32.1%
Baidu, Inc. ADR(b)	91,400	$9,771,574
Spreadtrum Communications, Inc. ADR	277,400	4,979,330
China Mobile, Ltd. ADR	68,400	3,331,764
ZTE Corp. H Shares	1,054,144	2,985,510
Sinopharm Group Co., Ltd. H Shares	964,000	2,538,973
Digital China Holdings, Ltd.	1,899,000	2,485,640
21Vianet Group, Inc. ADR(b)	221,001	2,192,330
Airtac International Group	384,000	2,168,840
Kingdee International Software Group Co., Ltd.	5,176,000	1,934,084
Ctrip.com International, Ltd. ADR(b)	58,226	1,872,548
EVA Precision Industrial Holdings, Ltd.	7,114,000	1,773,321
Sunny Optical Technology Group Co., Ltd.	9,889,000	1,759,588
NetEase.com, Inc. ADR(b)	45,500	1,736,280
WuXi PharmaTech Cayman, Inc. ADR(b)	148,700	1,730,868
AAC Technologies Holdings, Inc.	724,000	1,552,514
Sany Heavy Equipment International Holdings Co., Ltd.	1,481,000	1,170,601
TAL Education Group ADR(b)	107,900	1,028,287
Taomee Holdings, Ltd. ADR(b)	146,200	859,656
Kingboard Laminates Holdings, Ltd.	1,309,500	540,711
Total China/Hong Kong		46,412,419

JAPAN: 21.5%
Kakaku.com, Inc.	84,700	3,476,770
Asahi Intecc Co., Ltd.	119,700	3,215,344
Rakuten, Inc.	2,710	3,157,275
Yahoo! Japan Corp.	8,751	2,717,921
Toshiba Corp.	652,000	2,659,801
Nabtesco Corp.	110,800	2,094,187
NTT DoCoMo, Inc.	1,117	2,035,229
SMC Corp.	13,500	1,973,191
FANUC Corp.	14,000	1,928,443
Murata Manufacturing Co., Ltd.	35,200	1,911,157
Keyence Corp.	6,400	1,751,387
Miraca Holdings, Inc.	38,200	1,679,033
Hitachi, Ltd.	338,000	1,677,854
Omron Corp.	38,300	752,155
Total Japan		31,029,747

TAIWAN: 17.8%
St. Shine Optical Co., Ltd.	337,000	4,113,635
Taiwan Semiconductor Manufacturing Co., Ltd.	1,440,933	3,243,197
Synnex Technology International Corp.	1,391,447	3,004,496
TXC Corp.	2,131,198	2,471,302
Simplo Technology Co., Ltd.	394,980	2,425,950
HTC Corp.	92,810	2,037,819
Chroma ATE, Inc.	923,360	1,892,017
Pacific Hospital Supply Co., Ltd.	568,000	1,790,397
Foxconn Technology Co., Ltd.	553,350	1,764,219
Hon Hai Precision Industry Co., Ltd.	728,982	1,624,482
Delta Electronics, Inc.	577,000	1,351,566
Total Taiwan		25,719,080

SOUTH KOREA: 16.9%
Samsung Electronics Co., Ltd.	10,761	7,513,938
NHN Corp.(b)	20,871	3,976,272
Cheil Industries, Inc.	35,312	2,448,154
Samsung Electro-Mechanics Co., Ltd.	39,951	2,447,061
JVM Co., Ltd.(b)	66,542	2,436,000
Kiwoom Securities Co., Ltd.	43,840	2,088,218
OCI Materials Co., Ltd.	33,815	1,949,711
LG Chem, Ltd.	6,095	1,615,566
Total South Korea		24,474,920

INDIA: 4.7%
Info Edge India, Ltd.	219,876	3,089,546
Exide Industries, Ltd.	552,469	1,453,880
Polaris Software Lab, Ltd.	456,702	1,229,505
MakeMyTrip, Ltd.(b)	46,900	1,045,166
Total India		6,818,097

UNITED STATES: 2.3%
Cognizant Technology Solutions Corp., Class A(b)	52,000	3,260,400
Total United States		3,260,400

INDONESIA: 1.9%
PT Telekomunikasi Indonesia ADR	83,500	2,761,345
Total Indonesia		2,761,345

MALAYSIA: 1.3%
KPJ Healthcare BHD	1,539,400	1,918,444
Total Malaysia		1,918,444

VIETNAM: 0.7%
FPT Corp.	437,940	1,070,310
Total Vietnam		1,070,310

TOTAL INVESTMENTS: 99.2% (Cost $142,895,754(c))		143,464,762

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		1,142,259

NET ASSETS: 100.0%		$144,607,021

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $142,557,724 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$21,612,882
	Gross unrealized depreciation	(21,705,844)
	Net unrealized depreciation	$(92,962)

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A. SECURITY VALUATION:  Matthews Asia Funds’(each a “Fund, collectively, the “Funds”) equity securities are valued based on market quotations, or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or at their fair value as determined by or under the direction of the Board.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the New York Stock Exchange (“NYSE”). Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of equity securities.

Market values for equity securities are determined based on quotations from the principal (or most advantageous) market on which the security is traded. Market quotations used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Securities are valued through valuations obtained from a commercial pricing service or by securities dealers in accordance with procedures established by the Board.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies.  When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) differ from any quoted or published prices for the same securities for that day.  All fair value determinations are made subject to the Board’s oversight.  Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. If the Funds believe that such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Funds may be determined using the services of third-party pricing services retained by the Funds or by the Valuation Committee, in either case subject to the Board’s oversight.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2011, Level 3 Securities consist of international bonds that trade in over-the-counter markets. As described in Note A, these securities are valued using indicative bid and ask quotations from bond dealers and market makers, or on their fair value as determined under the direction of the Board. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 Securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of September 30, 2011 is as follows:

	Matthews Asian
	Growth and	Matthews Asia	Matthews Asia	Matthews Pacific
	Income Fund	Dividend Fund	Growth Fund	Tiger Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$44,106,905	$76,148,343	$20,159,965	$250,951,671
India	—	—	—	20,528,959
Indonesia	38,149,552	23,732,156	—	12,424,399
South Korea	45,435,949	21,291,428	—	28,635,459
Taiwan	92,686,057	88,205,740	—	—
United Kingdom	77,994,667	57,204,210	—	—
Vietnam	23,000,441	—	3,643,081	42,486,571
Warrants:
India	7,795,025	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	200,485,007	205,550,596	12,443,572	—
Cambodia	—	—	2,277,666	—
China/Hong Kong	477,914,174	512,531,193	67,116,748	1,046,115,499
India	—	—	11,956,562	679,370,153
Indonesia	42,585,763	58,965,963	21,321,233	420,455,003
Japan	340,074,299	639,318,255	129,492,760	—
Malaysia	210,211,491	6,238,405	7,481,826	234,999,793
Philippines	43,735,435	34,410,975	—	103,781,974
Singapore	415,229,121	198,806,598	8,905,499	65,098,311
South Korea	77,814,446	124,906,596	5,397,385	814,345,645
Sri Lanka	—	—	3,406,958	—
Taiwan	96,724,152	125,057,350	14,465,867	369,673,306
Thailand	192,006,990	155,525,377	14,896,557	312,962,746
United Kingdom	—	1,957,307	—	—
Vietnam	49,292,826	—	1,586,015	—
Preferred Equities:
South Korea	91,586,921	—	7,246,098	—
Level 3: Significant Unobservable Inputs
International Bonds	546,808,248	4,368,456	—	—
Total Market Value of Investments	$3,113,637,469	$2,334,218,948	$331,797,792	$4,401,829,489

						Matthews
						China Small
	Matthews China	Matthews	Matthews	Matthews	Matthews	Companies
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Fund
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$—	$99,221,920	$—	$—	$2,159,723	$193,008
Consumer Staples	—	538,793	—	—	2,878,282	56,604
Energy	1,250,517	—	—	—	—	—
Financials	1,236,300	6,437,963	18,334,896	—	—	—
Health Care	—	22,978,857	—	—	—	178,950
Information Technology	260,604	49,576,926	12,163,802	—	—	264,455
Materials	—	—	—	—	4,195,752	—
Telecommunication Services	3,807,735	23,848,416	—	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	7,357,573	376,284,238	76,193,032	36,058,680	40,127,227	824,411
Consumer Staples	1,809,108	251,915,624	78,836,420	12,327,903	10,139,133	666,397
Energy	521,500	151,576,998	11,250,814	—	2,534,366	—
Financials	5,421,611	313,400,123	160,610,057	15,750,930	26,832,428	73,177
Health Care	1,025,357	28,914,796	38,918,711	13,558,001	2,511,760	115,482
Industrials	2,675,508	170,856,352	131,750,290	26,477,616	11,976,275	560,986
Information Technology	3,528,996	230,285,661	74,081,711	27,320,975	31,833,187	270,336
Materials	1,840,462	—	74,345,471	6,425,612	8,243,512	264,606
Telecommunication Services	—	82,382,073	6,755,346	7,382,521	1,458,142	—
Utilities	4,565,378	149,907,352	37,713,466	—	—	146,028
Preferred Equities:
Consumer Discretionary	—	—	—	—	4,069,123	—
Financials	—	—	—	—	2,063,474	—
Level 3: Significant Unobservable Inputs
International Bonds	—	—	49,427,500	—	—	—
Total Market Value of Investments	$35,300,649	$1,958,126,092	$770,381,516	$145,302,238	$151,022,384	$3,614,440

	Matthews Asia	Matthews Asia
	Small Companies	Science and
	Fund	Technology Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$6,981,871	$27,502,637
India	12,014,172	1,045,166
Indonesia	—	2,761,345
Singapore	1,497,247	—
South Korea	443,241	—
United States	—	3,260,400
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	91,946,474	18,909,782
India	51,569,571	5,772,931
Indonesia	24,798,914	—
Japan	—	31,029,747
Malaysia	25,498,210	1,918,444
Singapore	9,928,572	—
South Korea	45,193,756	24,474,920
Taiwan	54,304,831	25,719,080
Thailand	14,578,247	—
Vietnam	—	1,070,310
Level 3: Significant Unobservable Inputs
International Bonds	—	—
Total Market Value of Investments	$338,755,106	$143,464,762

Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.  Such fair valuations are categorized as Level 2 in the hierarchy.  Foreign securities that are valued based on market quotations are categorized as Level 1 in the hierarchy (See Note A Securities Valuation).  At September 30, 2011, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2010.  As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 into Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1

Matthews Asian Growth and Income Fund	$—	$1,850,936,861
Matthews Asia Dividend Fund	—	1,290,397,226
Matthews China Dividend Fund	—	31,944,085
Matthews Asia Growth Fund	—	253,060,785
Matthews Pacific Tiger Fund	—	3,452,928,677
Matthews China Fund	—	2,627,487,768
Matthews India Fund	—	1,091,287,827
Matthews Japan Fund	—	51,290,556
Matthews Korea Fund	2,514,450	10,889,630
Matthews Asia Small Companies Fund	—	341,943,444
Matthews Asia Science and Technology Fund	—	80,606,124

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value:

	Matthews Asian
	Growth and	Matthews Asia	Matthews
	Income Fund	Dividend Fund	India Fund
	International	International	International
	Bonds	Bonds	Bonds
Balance as of 12/31/10 (market value)	$890,985,739	$4,869,165	$109,826,875
Accrued discounts/premiums	11,945,517	2,793	1,177,336
Realized gain/(loss)	35,186,637	—	(418,236)
Change in unrealized appreciation/depreciation	(128,457,296)	(503,502)	(10,336,350)
Net purchases	67,659,109	—	3,163,250
Net sales	(330,511,458)	—	(53,985,375)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 9/30/11 (market value)	$546,808,248	$4,368,456	$49,427,500

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/11	$(68,014,786)	$(503,502)	$(10,336,350)

*   The Fund’s policy is to recognize transfers in and transfer out as of the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

C. HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The Investment Company of 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended September 30, 2011, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended September 30, 2011 is set forth below:

	Shares Held at	Shares		Shares	Shares Held at	Value at
	Dec. 31, 2010	Purchased		Sold	Sept. 30, 2011	Sept. 30, 2011
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
Citic Telecom International Holdings, Ltd.	110,763,000	21,468,000		—	132,231,000	$25,610,676
CyberLink Corp.	5,990,128	—		—	5,990,128	11,071,875
GS Home Shopping, Inc.†	430,049	—		131,114	298,935	—
I-CABLE Communications, Ltd.	128,079,000	—		19,961,000	108,118,000	5,728,988
Inspur International, Ltd.†	299,510,000	—		218,680,000	80,830,000	—
SinoCom Software Group, Ltd.	83,028,000	5,458,000		23,546,000	64,940,000	4,375,615
Vitasoy International Holdings, Ltd.	51,771,000	—		—	51,771,000	33,017,458
Total Affiliates						$79,804,612

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Ascendas India Trust	—	46,280,000		—	46,280,000	$27,156,229
CapitaRetail China Trust, REIT	30,418,000	8,553,000		—	38,971,000	34,626,623
EPS Co., Ltd.	12,504	2,088		—	14,592	33,151,923
Pigeon Corp.	1,069,300	352,000		—	1,421,300	58,267,087
Sichuan Expressway Co., Ltd. H Shares	34,912,000	30,700,000		—	65,612,000	26,609,654
Shinko Plantech Co., Ltd.	2,555,600	—		—	2,555,600	23,906,343
TXC Corp.	15,450,000	6,099,524	††	—	21,549,524	24,988,468
Woongjin Thinkbig Co., Ltd.	1,475,030	604,840		—	2,079,870	28,260,620
Total Affiliates						$256,966,947

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	6,291,350	175,000		550,000	5,916,350	$92,692,114
Green Cross Corp.	610,295	73,754		—	684,049	97,404,628
MegaStudy Co., Ltd.	398,753	—		2,341	396,412	39,763,562
Yuhan Corp.	584,137	1	†††	—	584,138	53,080,380
Total Affiliates						$282,940,684

MATTHEWS CHINA FUND

Name of Issuer:
Kingdee International Software Group Co., Ltd.†	120,330,000	20,106,800	††	22,708,000	117,728,800	$—
Lianhua Supermarket Holdings Co., Ltd. H Shares	16,796,000	12,640,800	††	995,000	28,441,800	40,312,557
Total Affiliates						$40,312,557

†	Issuer was not an affiliated company as of September 30, 2011.
††	Increase due to stock dividend during the period.
†††	Purchase of a fractional share.

The Funds entered into transactions with JP Morgan Chase Bank, N.A., including its subsidiaries and affiliates (“JP Morgan”) acting as a broker dealer in the purchase or sale of securities in market transactions. The aggregate value of such transactions with JP Morgan by the Funds in 2011 was $294,124. In addition, pursuant to an Administrative Fee Agreement dated July 1, 2009, the Funds received certain administrative services from JP Morgan (including transmission of purchase and redemption orders in accordance with the Funds’ prospectus; maintenance of separate records for its clients; mailing of shareholder confirmations and periodic statements; processing dividend payments; and shareholder information and support). Pursuant to the agreement with JP Morgan, the Funds paid JP Morgan $428,045 for such services.

D. TAX INFORMATION: Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.  Post-October losses at fiscal year end December 31, 2010 were as follows:

	Post October	Post October
	Capital Losses	Currency Losses
Matthews Asia Dividend Fund	$—	$82,207
Matthews China Dividend Fund	—	2,322
Matthews Asia Growth Fund	—	55,869
Matthews Pacific Tiger Fund	—	2,215,610
Matthews China Fund	1,423,251	14,746
Matthews India Fund	3,173,623	270,782
Matthews Korea Fund	—	5,878
Matthews Asia Small Companies Fund	—	47,112

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2010, which expire in the year indicated, which are available to offset future capital gains, if any:

EXPIRING IN:	2016	2017	2018	Total
Matthews Asia Growth Fund	$8,369,439	$58,248,975	$—	$66,618,414
Matthews Pacific Tiger Fund	—	100,409,052	—	100,409,052
Matthews India Fund	—	84,698,767	2,775,218	87,473,985
Matthews Japan Fund	30,079,024	44,032,426	—	74,111,450
Matthews Asia Science and Technology Fund	8,256,365	15,057,062	—	23,313,427

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2011 will not be subject to expirations. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www. sec.gov.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 18, 2011

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	November 18, 2011

* Print the name and title of each signing officer under his or her signature.